Promissory Note Receivable	12 Months Ended
Mar. 31, 2023
Promissory Note Receivable [Abstract]
Promissory Note Receivable [Text Block]

7. Promissory Note Receivable

On February 1, 2023, the Company entered into a promissory note with a customer for a principal amount of $173,072 to be repaid in twelve fixed monthly payments of $15,055, with an implied interest rate of 8.0%. The principal amount of the promissory note was transferred from accounts receivable. The carrying value of the promissory note receivable as at March 31, 2023 is $159,171, (2022-nil).